Property, Plant and Equipment: (Tables)	3 Months Ended
Mar. 31, 2017
Property, Plant and Equipment: (Tables) [Abstract]
Property, Plant and Equipment:

Note 7.      Property, Plant and Equipment:

		Accumulated
	Cost	Depreciation	Net
March 31, 2017
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	522,672	(502,067)	20,605
Leasehold improvements	41,190	(41,190)	-
Mineral property	350,000	-	350,000
	$12,591,396	$(543,257)	$12,048,139

		Accumulated
	Cost	Depreciation	Net
December 31, 2016
Machinery and equipment	$11,677,534	$-	$11,677,534
Furniture and office equipment	519,832	(500,870)	18,962
Leasehold improvements	41,190	(41,190)	-
Mineral property	350,000	-	350,000
	$12,588,556	$(542,060)	$12,046,496